PROVISIONS, CONTINGENCIES AND COMMITMENTS - Commitments - Narrative (Details) $ in Millions			12 Months Ended
	Dec. 20, 2022	Mar. 16, 2020 USD ($)	Dec. 31, 2024 USD ($) tonne	Dec. 31, 2023 USD ($) tonne
Disclosure of transactions between related parties [line items]
Commitments in relation to associates			$ 1,704	$ 1,487
Commitments in relation to joint ventures			719	838
Provision of guarantees or collateral to entity, third party transactions			256	155
Property, plant and equipment, pledged as security			33	59
Contractual commitments to sell			$ 2,897	131
Offtake agreement, period			25 years
AML
Disclosure of transactions between related parties [line items]
Contractual capital commitments			$ 257	$ 507
Concentrate sinter fines capacity (in tonnes) | tonne				20,000,000
ArcelorMittal Brasil S.A.
Disclosure of transactions between related parties [line items]
Other commitments, expected costs to be in compliance			12	$ 78
Fine for non-compliance with agreement, maximum			16	21
Other commitments, industrial capital expenditure			295	348
Serra Azul Mine, Brazil
Disclosure of transactions between related parties [line items]
Contractual capital commitments			$ 12	49
Expected capacity of DRI pellet feed (in tonnes) | tonne			4,500,000
5.146 billion term loan, due 2030
Disclosure of transactions between related parties [line items]
Guarantees (in percent)			60.00%
Notional amount		$ 5,100
Borrowings maturity, term		10 years
Asset-Based Revolving Credit Facility | Operating Subsidiaries | South Africa
Disclosure of transactions between related parties [line items]
Inventory pledged in asset-based revolving credit facility			$ 144
Debt instrument, ceded bank accounts to secure environmental obligations, true sale of receivables programs and the revolving base finance facility			95
Total for all associates
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions			11	12
Commitments within sureties, guarantees, LOC, pledges, and other collateral			291	319
Total for all joint ventures
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions			6,259	4,992
Commitments within sureties, guarantees, LOC, pledges, and other collateral			404	313
Tameh
Disclosure of transactions between related parties [line items]
Commitments in relation to joint ventures			287	334
Enerfos
Disclosure of transactions between related parties [line items]
Commitments in relation to joint ventures			380	413
Calvert | Total for all joint ventures
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions			1,183	421
Increase (decrease) in provision of guarantees by entity			846
Al Jubail | Total for all joint ventures
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions			186	208
Global Chartering
Disclosure of transactions between related parties [line items]
Commitments within sureties, guarantees, LOC, pledges, and other collateral, related to lease obligations			303	480
AMNS India
Disclosure of transactions between related parties [line items]
Contractual capital commitments			7,700
Contractual commitments to sell			2,787
AMNS India | Total for all joint ventures
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions			4,038	3,490
VdSA | Total for all joint ventures
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions			183	0
Kryvyi Rih industrial gas
Disclosure of transactions between related parties [line items]
Commitments in relation to associates			$ 798	$ 704
The Fonds d'Urbanisation et d'Aménagement du Plateau de Kirchberg and the State of the Grand-Duchy of Luxembourg | ArcelorMittal
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary (in percent)	50.00%